CONSOLIDATED INCOME STATEMENT - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Net revenues	€ 3,416,890	€ 3,105,084	€ 2,854,369
Cost of sales	1,650,860	1,579,690	1,498,806
Selling, general and administrative costs	329,065	295,242	338,626
Research and development costs	657,119	613,635	561,582
Other expenses, net	6,867	24,501	11,035
Result from investments	2,437	3,066	0
EBIT	775,416	595,082	444,320
Net financial expenses	29,260	27,729	10,151
Profit before taxes	746,156	567,353	434,169
Income tax expense	208,760	167,635	144,115
Net profit	537,396	399,718	290,054
Net profit attributable to:
Owners of the parent	535,393	398,762	287,816
Non-controlling interests	€ 2,003	€ 956	€ 2,238
Basic earnings per common share (in € per share)	€ 2.83	€ 2.11	€ 1.52
Diluted earnings per common share (in € per share)	€ 2.82	€ 2.11	€ 1.52